First Trust Mid Cap Value AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	164 Months Ended	212 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq AlphaDEX Mid Cap Value(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.45%	10.87%
Nasdaq US 600 Mid Cap Value(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.99%	8.70%
S&P MidCap 400® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.71%	10.21%	9.13%	10.46%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%	13.21%	9.93%
First Trust Mid Cap Value AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			6.66%	10.04%	7.37%	8.99%
Performance Inception Date		Apr. 19, 2011
First Trust Mid Cap Value AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.95%	9.27%	6.65%	8.34%
First Trust Mid Cap Value AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.94%	7.56%	5.56%	7.14%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.